Tangible assets - Breakdown by asset class of Tangible assets for own use (Details) - MXN ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Tangible assets for own use
Tangible assets	$ 8,714	$ 6,498
Gross carrying amount
Tangible assets for own use
Tangible assets	16,828	13,307	$ 11,614
Accumulated depreciation and amortization
Tangible assets for own use
Tangible assets	(8,114)	(6,809)	$ (5,922)
Buildings
Tangible assets for own use
Tangible assets	4,601	3,565
Buildings | Gross carrying amount
Tangible assets for own use
Tangible assets	9,780	8,057
Buildings | Accumulated depreciation and amortization
Tangible assets for own use
Tangible assets	(5,179)	(4,492)
IT equipment and fixtures
Tangible assets for own use
Tangible assets	2,095	1,567
IT equipment and fixtures | Gross carrying amount
Tangible assets for own use
Tangible assets	3,715	2,857
IT equipment and fixtures | Accumulated depreciation and amortization
Tangible assets for own use
Tangible assets	(1,620)	(1,290)
Furniture and vehicles
Tangible assets for own use
Tangible assets	926	643
Furniture and vehicles | Gross carrying amount
Tangible assets for own use
Tangible assets	2,241	1,670
Furniture and vehicles | Accumulated depreciation and amortization
Tangible assets for own use
Tangible assets	(1,315)	(1,027)
Others
Tangible assets for own use
Tangible assets	1,092	723
Others | Gross carrying amount
Tangible assets for own use
Tangible assets	$ 1,092	$ 723